NOTE 5. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Summary of accounts receivable
	December 31,
	2012	2011

Net investment in direct financing and sales-type leases	$41,427	$22,721
Receivable from value-added services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)
Total	$32,956	$25,357

Summary of allowance for doubtful accounts for account receivables
	December 31,
	2012	2011

Balance at the beginning of the year	$4,830	$1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$12,041	$4,830